NOTE 8 - CONVERTIBLE NOTES PAYABLE (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Debt Disclosure [Abstract]
NOTE 8 - CONVERTIBLE NOTES PAYABLE - Schedule of Convertible Notes Payable
	September 30, 2021	December 31, 2020
Promissory notes - issued in fiscal year 2019	$—	$25,000
Promissory notes -issued in fiscal year 2021	2,112,150	—
Total convertible notes payable	2,112,150	25,000

Less: unamortized debt discount	(87,143)	—
Less: notes converted in year to common stock	—	(25,000)

Less: current portion of convertible notes	—	—
Long-term convertible notes	$2,025,007	$—

	2020	2019
2018 convertible notes	$—	$—
2019 convertible notes	25,000	—
2020 convertible notes	—	—
Total convertible notes payable	25,000	—
Less: current portion of convertible notes	25,000	—
Long-term convertible notes	$—	$—